EQUITY - Model variables (Details)	Sep. 09, 2025 $ / shares	Aug. 08, 2025 $ / shares	Feb. 07, 2025 $ / shares	Nov. 04, 2024 $ / shares	Apr. 29, 2024 $ / shares	Jun. 02, 2023 $ / shares	Apr. 28, 2022 $ / shares
Representative's Warrants | Stock price
EQUITY
Measurement input							6
Representative's Warrants | Risk-free interest rate
EQUITY
Measurement input							0.0286
Representative's Warrants | Volatility
EQUITY
Measurement input							0.3219
Representative's Warrants | Exercise price
EQUITY
Measurement input							7.5
Representative's Warrants | Dividend yield
EQUITY
Measurement input							0
Follow-on warrants | Stock price
EQUITY
Measurement input						17.15
Follow-on warrants | Risk-free interest rate
EQUITY
Measurement input						0.0384
Follow-on warrants | Volatility
EQUITY
Measurement input						0.9927
Follow-on warrants | Exercise price
EQUITY
Measurement input						18
Follow-on warrants | Dividend yield
EQUITY
Measurement input						0
Registered direct offering warrants | Registered direct offering | Stock price
EQUITY
Measurement input		69.88			40.93
Registered direct offering warrants | Registered direct offering | Risk-free interest rate
EQUITY
Measurement input		384			0.0465
Registered direct offering warrants | Registered direct offering | Volatility
EQUITY
Measurement input		3,264			0.3679
Registered direct offering warrants | Registered direct offering | Exercise price
EQUITY
Measurement input		65			44.14
Registered direct offering warrants | Registered direct offering | Dividend yield
EQUITY
Measurement input		0			0
Registered direct offering warrants | Registered direct offering | Fundamental healthcare investor | Stock price
EQUITY
Measurement input			57.53
Registered direct offering warrants | Registered direct offering | Fundamental healthcare investor | Risk-free interest rate
EQUITY
Measurement input			434
Registered direct offering warrants | Registered direct offering | Fundamental healthcare investor | Volatility
EQUITY
Measurement input			3,422
Registered direct offering warrants | Registered direct offering | Fundamental healthcare investor | Exercise price
EQUITY
Measurement input			58.07
Registered direct offering warrants | Registered direct offering | Fundamental healthcare investor | Dividend yield
EQUITY
Measurement input			0
Inducement warrants | Stock price
EQUITY
Measurement input				69.71
Inducement warrants | Risk-free interest rate
EQUITY
Measurement input				0.0417
Inducement warrants | Volatility
EQUITY
Measurement input				0.3196
Inducement warrants | Exercise price
EQUITY
Measurement input				70
Inducement warrants | Dividend yield
EQUITY
Measurement input				0
PIPE warrants | Private placement in public equity financing | Stock price
EQUITY
Measurement input	65.68
PIPE warrants | Private placement in public equity financing | Risk-free interest rate
EQUITY
Measurement input	3.54
PIPE warrants | Private placement in public equity financing | Volatility
EQUITY
Measurement input	50.01
PIPE warrants | Private placement in public equity financing | Exercise price
EQUITY
Measurement input	76.8
PIPE warrants | Private placement in public equity financing | Dividend yield
EQUITY
Measurement input	0